Information on Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Net Sales by Reporting Segments
Net sales by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$1,028.2	$623.1	$631.6
ACCO Brands International	551.2	505.0	476.0
Computer Products Group	179.1	190.3	177.0
Net sales	$1,758.5	$1,318.4	$1,284.6

Schedule of Operating Income by Reporting Segment
Operating income by business segment for the years ended December 31, 2012, 2011 and 2010 are as follows (a):

(in millions of dollars)	2012	2011	2010
ACCO Brands North America	$86.2	$37.4	$44.2
ACCO Brands International	62.0	58.9	43.6
Computer Products Group	35.9	47.1	43.0
Segment operating income	184.1	143.4	130.8
Corporate	(44.8)	(28.2)	(21.1)
Operating income	139.3	115.2	109.7
Interest expense, net	89.3	77.2	78.3
Equity in earnings of joint ventures	(6.9)	(8.5)	(8.3)
Other expense, net	61.3	3.6	1.2
Income (loss) from continuing operations before income tax	$(4.4)	$42.9	$38.5

(a)
Operating income as presented in the segment table above is defined as i) net sales; ii) less cost of products sold; iii) less advertising, selling, general and administrative expenses; iv) less amortization of intangibles; and v) less restructuring.

Reconciliation of Assets from Segment to Consolidated
The following table presents the measure of segment assets used by the Company’s chief operating decision maker.

	December 31,
	2012	2011
(in millions of dollars)
ACCO Brands North America (b)	$505.1	$272.9
ACCO Brands International (b)	486.4	282.2
Computer Products Group (b)	90.3	85.5
Total segment assets	1,081.8	640.6
Unallocated assets	1,424.5	468.9
Corporate (b)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(b)
Represents total assets, excluding: goodwill and identifiable intangibles resulting from business acquisitions, intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Schedule of Assets by Segment Including Allocation of Intangible Assets and Goodwill
As a supplement to the presentation of segment assets presented above, the table below presents segment assets, including the allocation of identifiable intangible assets and goodwill resulting from business combinations.

	December 31,
(in millions of dollars)	2012	2011
ACCO Brands North America (c)	$1,398.6	$433.4
ACCO Brands International (c)	814.3	372.2
Computer Products Group (c)	104.8	100.4
Total segment assets	2,317.7	906.0
Unallocated assets	188.6	203.5
Corporate (c)	1.4	7.2
Total assets	$2,507.7	$1,116.7

(c)	Represents total assets, excluding: intercompany balances, cash, deferred taxes, prepaid pension assets, prepaid debt issuance costs and joint ventures accounted for on an equity basis.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
Property, plant and equipment, net by geographic region are as follows:

	December 31,
(in millions of dollars)	2012	2011
U.S.	$141.0	$76.2
Brazil	62.1	—
U.K.	22.7	23.8
Australia	17.1	17.5
Other countries	30.7	29.7
Property, plant and equipment	$273.6	$147.2

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area
Net sales by geographic region for the years ended December 31, 2012, 2011 and 2010 are as follows (d):

(in millions of dollars)	2012	2011	2010
U.S.	$959.2	$621.3	$633.0
Canada	160.8	105.2	97.8
Australia	133.4	143.0	137.0
Brazil	118.9	—	—
UK	98.0	115.6	107.3
Other countries	288.2	333.3	309.5
Net sales	$1,758.5	$1,318.4	$1,284.6

(d)	Net sales are attributed to geographic areas based on the location of the selling company.